SCHEDULE OF STOCK OPTIONS VESTED AND EXPECTED TO VEST (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding	9,765	1,443
Weighted-Average Remaining Contractual Life (In Years), Outstanding	8 years 5 months 4 days	4 years 10 months 6 days
Weighted-Average Exercise Price, Outstanding	$ 1,459.50	$ 924
Number of Options, Exercisable	990	1,150
Weighted-Average Remaining Contractual Life (In Years), Exercisable	9 years 3 months 21 days	4 years 9 months 29 days
Weighted-Average Exercise Price, Exercisable	$ 247.56	$ 1,002
Number of Options, Expected to vest	1,637	1,443
Weighted-Average Remaining Contractual Life (In Years), Expected to vest	8 years 5 months 4 days	4 years 10 months 6 days
Weighted-Average Exercise Price, Expected to vest	$ 1,459.50	$ 924